Notes Payable, Capital Leases and Convertible Note Payable	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Notes Payable, Capital Leases and Convertible Note Payable

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE

Notes payable consisted of the following as of:

	September 30, 2016	December 31, 2015
Revolving note payable due bank	$5,800,000	$-
Note payable due to bank – secured by building	4,773,200	-
Seller's note payable	4,500,000	-
Note payable, net of unamortized discount of $99,704 and $121,069	100,296	78,931
	15,173,496	78,931
Less: current portion	(5,213,515)	-
Long-term portion, net of unamortized discounts	$9,959,981	$78,931

In connection with the Acquisition of Xing, the Company entered into several notes payable with a bank and received proceeds of $10.7 million. One note payable is for $4,800,000, bears interest at 4.02%, and is secured by the Company's land and building. Principal and interest is payable in monthly installments of $25,495 through June 2021 at which time the unpaid principal balance is due. The other note payable is a revolving credit facility that allows borrows up to $5.9 million, bears interest payable monthly at LIBOR plus a margin ranging from 2.25% to 3.00% depending on the current ratio of payment obligations to earnings as defined in the agreement, and is secured by the Company's assets. The amount that maybe borrowed under the revolving credit facility is based on the Company's eligible receivables, inventory and fixed assets, and is reduces by $50,000 each month beginning August 1, 2016 until the facility has been reduced down to $2,900,000. The revolving credit facility matures on June 30, 2018.

The Company also issued a $4.5 million note payable to a selling shareholder of Xing. This seller's note bears interest, payable monthly, at 1% per year, beginning after December 31, 2016. The loan matures on June 30, 2017.

On March 19, 2016, the Company entered into a Securities Purchase Agreement with an unaffiliated third party, whereby the Company sold a Convertible Promissory Note in an amount of $200,000. The purchaser also received a three-year Warrant to purchase 100,000 shares at an exercise price of $0.40 per share. The Company has allocated the loan proceeds among the debt and the warrant based upon relative fair values. The relative fair value of the warrant was determined to be $18,154.  During the three months ended September 30, 2016, the note was converted into 30,000 shares of Series B Preferred stock.

NOTE 8 – NOTES PAYABLE AND CAPITAL LEASES

Notes payable and capital leases consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Notes payable, net of unamortized discounts of $121,069 and zero	$78,931	$-
Capital lease obligations (Predecessor)	-	3,689
	78,931	3,689
Less: current portion	-	(3,689)
Long-term portion, net of unamortized discounts of $121,069 and zero	$78,931	$-

In March 2015, the Company entered into two 60-day promissory notes for cash proceeds of $50,000 each. Each note has a 1.5% loan fee and bears an interest rate of 8% per annum. The loan fees resulted in aggregate discounts to the notes of $2,250. The notes also included an equity payment totaling 30,000 shares of common stock that were issued with the debt. The Company has allocated the loan proceeds among the debt and the stock based upon relative fair value. The relative fair value of the stock was determined to be $9,020 and it was recorded as a debt discount. The two notes were fully paid off during the nine months ended December 31, 2015.

In March 2015, the Company borrowed $60,000 from Chuck Santry, a former member of management (see Note 4). The note bears interest at 10% per annum and is due and payable beginning June 30, 2015 maturing on March 31, 2020. Payments of interest are required quarterly. Should the Company be successful in raising $2,000,000 or more in funding the entire balance of the note will be due immediately. The note was issued in conjunction with an equity payment totaling 53,073 shares of Series B preferred stock that was issued with the debt. The Company has allocated the loan proceeds among the debt and the stock based upon relative fair value. The relative fair value of the stock was determined to be $42,742 and was recorded as a debt discount. The discount will be amortized over the life of the loans to interest expense. As of December 31, 2015, no payment has been made on this note and the remaining balance of this note is $60,000 ($23,669, net of the unamortized discount.)

On April 1, 2015, a promissory note in an amount of $140,000 was issued pursuant to the Acquisition (see Note 4). The note bears interest at 10% per annum and it matured on June 30, 2015. The note was fully paid off and the balance as of December 31, 2015 is zero.

In April 2015, the Company borrowed $50,000 under a 90-day promissory note. The note bears interest at 3% per month and was due on July 21, 2015. The note was fully paid off and the balance as of December 31, 2015 is zero.

Aggregate amortization of debt discounts on third party and related party debt was $68,466 during the nine months ended December 31, 2015.

Obligations under Capital Leases (Predecessor)

In January 2013, the Predecessor entered into a lease agreement for the purchase of an Alcolyzer, a highly accurate analysis system which determines the alcohol content of its Kombucha products. The lease is for 24 months and requires monthly payments of $701, plus sales tax. The Predecessor paid a down payment on the equipment lease of $4,957. The lease is secured by the underlying leased asset. This arrangement was accounted for as a capital lease and capitalized the asset at $23,900. As of December 31, 2014, the outstanding balance under this capital lease was $3,689.

Notes payable and capitalized leases of discontinued operations

As discussed in Note 3, the Company sold its assets related to its brewery and micro-brewing operations. The Sale price was paid in cash of $395,650 and assumed debt owed to a third party related to three equipment financing agreements and various capital lease arrangements as described:

●	an Equipment Financing Agreement dated January 2015 for $124,322. The note required 48 monthly payments of $3,218 each of which include $628 in interest.

●	an Equipment Financing Agreement dated June 2015 for $125,000. The note required 48 monthly payments of $3,236 each of which include $632 in interest.

●	an Equipment Financing Agreement dated June 2015 for $113,320. The note required 48 monthly payments of $2,934 each of which include $573 in interest.

●	various capital lease agreements ranging from two to three years with interest rates ranging from 5% to 6%.

Xing Group [Member]
Notes Payable, Capital Leases and Convertible Note Payable

Note 6 – Notes Payable and Capital Leases

In October 2013, the Companies borrowed $2,400,000 from a financial institution at an interest rate of 4.53%. The loan is secured by a deed of trust, is payable in monthly installments of principal and interest of $15,269 and a balloon payment of $1,998,985 and matures in October 2018. The loan was paid in full during 2016.

The Companies also entered into various capital leases between 2013 and 2015, with various interest rates and maturities through August 2019. Monthly lease payments range from $334 to $2,476. As of June 30, 2016, the remaining future minimum payments are as follows:

Year Ended December 31,	Notes Payable	Capital Leases
2016	$91,615	$64,051
2017	183,231	30,475
2018	2,136,408	28,288
2019	-	11,568
Total minimum payments	2,411,254	134,382
Less amounts representing interest	222,742	5,444
Present value of minumum payments	2,188,512	128,938
Less current portion	90,022	48,540
Long-term portion	$2,098,490	$80,398

Note 6 – Notes Payable and Capital Leases

In October 2013, the Companies borrowed $2,400,000 from a financial institution at an interest rate of 4.53%. The loan is secured by a deed of trust, is payable in monthly installments of principal and interest of $15,269 and a balloon payment of $1,998,985 and matures in October 2018. The loan was paid in full during 2016.

The Companies also entered into various capital leases between 2013 and 2015, with various interest rates and maturities through August 2019. Monthly lease payments range from $334 to $2,476.

Year Ended December 31,	Notes Payable	Capital Leases
2,016	$183,231	$133,208
2,017	183,231	30,475
2,018	2,136,408	28,288
2,019	-	11,568
Total minimum payments	2,502,870	203,539
Less amounts representing interest	273,358	7,997
Present value of minumum payments	2,229,512	195,542
Less current portion	100,019	129,155
Long-term portion	$2,129,493	$66,387